Revenue - Revenue by Geographic Area (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) assets	Dec. 31, 2020 USD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 27,439	$ 18,975
United States
Disaggregation of Revenue [Line Items]
Revenue	22,926	13,046
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 4,513	$ 5,929
Other | Equipment on lease
Disaggregation of Revenue [Line Items]
Number of long-lived assets | assets	1